Goodwill - Additional Information (Detail)	Dec. 31, 2021	Dec. 31, 2020
Bottom of range [member]
Disclosure of information for cash-generating units [line items]
Discount rate used in determining recoverable amount of the CGU based on value-in-use calculation	10.50%	10.50%
Top of range [member]
Disclosure of information for cash-generating units [line items]
Discount rate used in determining recoverable amount of the CGU based on value-in-use calculation	13.50%	13.50%